THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 30, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2006.

			UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __12/30/05____

Check here if Amendment [X]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ Canadian Imperial Holdings Inc.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________


13F File Number: _028-11290___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey D. Thibeault__________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


____Jeffrey D. Thibeault_____    ___New York, NY__       __7/17/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: __ 73_______

Form 13F Information Table Value Total: ___187,596,202 __
                                           (thousands)




List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name





PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

ASM INTL NV                   NOTE 00207DAG7    1,882,425  1920,000       1920,000        0        0      1920,000        0        0
ADAPTEC INC                   NOTE 00651FAG3      297,518   343,000        343,000        0        0       343,000        0        0
ALLIED WASTE INDS INC         SDCV 019589AD2    1,082,947  1239,000       1239,000        0        0      1239,000        0        0
ALLOY INC                     DBCV 019855AB1    3,407,778  3443,000       3443,000        0        0      3443,000        0        0
APOGENT TECHNOLOGIES INC      DBCV 03760AAK7    1,702,729  1430,000       1430,000        0        0      1430,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7    1,156,070  1000,000       1000,000        0        0      1000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6    1,992,875  2335,000       2335,000        0        0      2335,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1    6,095,053  4051,000       4051,000        0        0      4051,000        0        0
CIENA CORP                    NOTE 171779AA9    1,537,575  1660,000       1660,000        0        0      1660,000        0        0
COMMUNITY HEALTH SYS INC NEW  NOTE 203668AA6    4,119,219  3624,000       3624,000        0        0      3624,000        0        0
CYTYC CORP                    NOTE 232946AB9    7,039,400  6389,000       6389,000        0        0      6389,000        0        0
DECODE GENETICS INC           NOTE 243586AB0      286,758   350,000        350,000        0        0       350,000        0        0
DIGITAL RIV INC               COM  25388B104    1,254,943    42,254         42,254        0        0        42,254        0        0
EDO CORP                      NOTE 281347AE4    1,619,936  1600,000       1600,000        0        0      1600,000        0        0
EMCORE CORP                   NOTE 290846AC8    6,115,717  5821,000       5821,000        0        0      5821,000        0        0
EMDEON CORP                   COM  290849108      356,261    42,012         42,012        0        0        42,012        0        0
FEI CO                        NOTE 30241LAB5    1,228,062  1225,000       1225,000        0        0      1225,000        0        0
FEI CO                        NOTE 30241LAD1      346,814   380,000        380,000        0        0       380,000        0        0
FAIR ISAAC CORP               COM  303250104    1,836,235    41,638         41,638        0        0        41,638        0        0
FAIRCHILD SEMICONDUCTOR CORP  NOTE 303727AJ0      486,250   500,000        500,000        0        0       500,000        0        0
FAIRFAX FINL HLDGS LTD        DBCV 303901AL6    1,777,600  2000,000       2000,000        0        0      2000,000        0        0
FINISAR                       NOTE 31787AAF8    3,604,949  3907,000       3907,000        0        0      3907,000        0        0
FISHER SCIENTIFIC INTL INC    NOTE 338032AW5      595,948   426,000        426,000        0        0       426,000        0        0
FISHER SCIENTIFIC INTL INC    NOTE 338032AX3      417,319   415,000        415,000        0        0       415,000        0        0
FREEPORT-MCMORAN COPPER & GO  NOTE 35671DAK1      218,240   125,000        125,000        0        0       125,000        0        0
GATEWAY INC                   NOTE 367626AD0      344,045   500,000        500,000        0        0       500,000        0        0
GRAFTECH INTL LTD             DBCV 384313AB8    2,474,606  3407,000       3407,000        0        0      3407,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AM0    1,473,960  2000,000       2000,000        0        0      2000,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6    3,803,415  3500,000       3500,000        0        0      3500,000        0        0
IMCLONE SYS INC               NOTE 45245WAF6      279,483   335,000        335,000        0        0       335,000        0        0
INCO LTD                      NOTE 453258AM7    2,774,640  2400,000       2400,000        0        0      2400,000        0        0
INCO LTD                      DBCV 453258AT2    6,783,855  4784,000       4784,000        0        0      4784,000        0        0
INTEGRA LIFESCIENCES HLDGS C  NOTE 457985AB5    1,306,663  1155,000       1155,000        0        0      1155,000        0        0
INTEL CORP                    COM  458140100    3,559,270   143,000        143,000        0        0       143,000        0        0
INTERNATIONAL GAME TECHNOLOG  DBCV 459902AL6      207,464   294,000        294,000        0        0       294,000        0        0
INVITROGEN CORP               NOTE 46185RAD2    2,798,385  2841,000       2841,000        0        0      2841,000        0        0
INVITROGEN CORP               NOTE 46185RAJ9    3,483,935  3169,000       3169,000        0        0      3169,000        0        0
INVITROGEN CORP               NOTE 46185RAM2    3,117,775  3244,000       3244,000        0        0      3244,000        0        0
IVAX CORP                     NOTE 465823AG7    3,688,437  3625,000       3625,000        0        0      3625,000        0        0
K V PHARMACEUTICAL CO         NOTE 482740AC1      757,931   765,000        765,000        0        0       765,000        0        0
KERZNER INTL LTD              NOTE 492520AB7    7,860,161  6118,000       6118,000        0        0      6118,000        0        0
KULICKE & SOFFA INDS INC      COM  501242101      545,198    61,884         61,884        0        0        61,884        0        0
LSI LOGIC CORP                NOTE 502161AG7    3,820,410  3859,000       3859,000        0        0      3859,000        0        0
LSI LOGIC CORP                COM  502161102      344,800    43,100         43,100        0        0        43,100        0        0
LTX CORP                      NOTE 502392AE3    3,864,726  3894,000       3894,000        0        0      3894,000        0        0
MAGNA ENTMT CORP              NOTE 559211AC1    1,038,380  1000,000       1000,000        0        0      1000,000        0        0
MANOR CARE INC NEW            NOTE 564055AK7      491,556   365,000        365,000        0        0       365,000        0        0
MCDATA CORP                   NOTE 580031AD4      578,118   702,000        702,000        0        0       702,000        0        0
MEDAREX INC                   NOTE 583916AG6    2,930,346  2602,000       2602,000        0        0      2602,000        0        0
MICRON TECHNOLOGY INC         NOTE 595112AG8    6,822,167  5845,000       5845,000        0        0      5845,000        0        0
MILLENNIUM CHEMICALS INC      DBCV 599903AB7   17,291,795  9340,000       9340,000        0        0      9340,000        0        0
           PAGE TOTAL              51          132,900,142
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NAVISTAR FINL CORP            NOTE 638902AM8    8,095,763  8894,000       8894,000        0        0      8894,000        0        0
OMNICARE INC                  COM  681904108      743,730    13,000         13,000        0        0        13,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AB1      563,605   705,000        705,000        0        0       705,000        0        0
OPEN SOLUTIONS INC            NOTE 68371PAB8    2,108,444  3980,000       3980,000        0        0      3980,000        0        0
PROTEIN DESIGN LABS INC       NOTE 74369LAD5      336,397   225,000        225,000        0        0       225,000        0        0
PROTEIN DESIGN LABS INC       NOTE 74369LAF0    6,929,125  5196,000       5196,000        0        0      5196,000        0        0
QUANTUM CORP                  NOTE 747906AE5    2,401,568  2523,000       2523,000        0        0      2523,000        0        0
RPM INTL INC                  NOTE 749685AK9    2,267,654  4244,000       4244,000        0        0      4244,000        0        0
RF MICRODEVICES INC           NOTE 749941AE0      298,198   326,000        326,000        0        0       326,000        0        0
RADISYS CORP                  NOTE 750459AD1    3,140,027  3422,000       3422,000        0        0      3422,000        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3    4,785,100  5000,000       5000,000        0        0      5000,000        0        0
ROPER INDS INC NEW            COM  776696106    2,188,131    55,480         55,480        0        0        55,480        0        0
SCI SYS INC                   NOTE 783890AF3      969,947  1013,000       1013,000        0        0      1013,000        0        0
SCIENTIFIC GAMES CORP         CL A 80874P109    1,792,586    65,783         65,783        0        0        65,783        0        0
SIRIUS SATELLITE RADIO INC    COM  82966U103    1,984,923   296,700        296,700        0        0       296,700        0        0
SKECHERS U S A INC            NOTE 830566AB1    2,316,102  2320,000       2320,000        0        0      2320,000        0        0
SYBASE INC                    NOTE 871130AB6    5,596,932  5450,000       5450,000        0        0      5450,000        0        0
TRIQUINT SEMICONDUCTOR INC    NOTE 89674KAB9      657,857   673,000        673,000        0        0       673,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAB0    1,947,172  2250,000       2250,000        0        0      2250,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAD6    1,430,734  1674,000       1674,000        0        0      1674,000        0        0
WMS INDS INC                  NOTE 929297AE9    3,529,228  2540,000       2540,000        0        0      2540,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7      612,837   638,000        638,000        0        0       638,000        0        0
           PAGE TOTAL              22           54,696,060
          GRAND TOTAL              73          187,596,202